Options, Warrants, and Restricted Stock Units - Schedule of Common Stock Options Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exercise Price		$ 1.07	$ 0.96	$ 0.96
Remaining Contractual Life		2 years 2 months 30 days	2 years 9 months 22 days
Number Outstanding	177,456	177,456	210,489	210,489
Number Exercisable	156,160	134,865	146,603	125,308
Stock Options #1 [Member]
Date of Grant	Mar. 31, 2014
Exercise Price	$ 8.00
Expiration Date	Mar. 31, 2019
Remaining Contractual Life	1 year 6 months
Number Outstanding	163,301
Number Exercisable	143,704
Stock Options #2 [Member]
Date of Grant	Apr. 04, 2014
Exercise Price	$ 8.69
Expiration Date	Apr. 04, 2019
Remaining Contractual Life	1 year 6 months 3 days
Number Outstanding	14,155
Number Exercisable	12,456